Semiannual Report April 30, 1999


                              O P P E N H E I M E R
                                   Quest Value
                                   Fund, Inc.


                             [photo of calculator]


                                     [logo]
                              OppenheimerFunds(R)
                            THE RIGHT WAY TO INVEST

Contents

3 President's Letter

5 An Interview with Your Fund's Manager

11 Financial Statements

28 Officers and Directors

32 Information and Services


Report highlights
--------------------------------------------------------------------------------

(bullet) Value stocks continued to lag growth stocks, bringing relative valuations to their widest levels in years.

(bullet) Instead of investing directly in highly valued technology companies, the Fund focused on reasonably priced companies in other industries that are expected to benefit from new technologies.


Cumulative Total Returns
For the 6-Month Period
Ended 4/30/99

Class A
Without       With
Sales Chg.(1) Sales Chg.(2)
-------------------------
12.34%        5.89%
-------------------------

Class B
Without       With
Sales Chg.(1) Sales Chg.(2)
-------------------------
12.00%        7.00%
-------------------------

Class C
Without       With
Sales Chg.(1) Sales Chg.(2)
-------------------------
12.03%        11.03%
-------------------------

Class Y
Without       With
Sales Chg.(1) Sales Chg.(2)
-------------------------
12.35%        12.35%

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. In reviewing performance and rankings, please remember that past performance does not guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Because the stock market can be volatile, the Fund's performance may be subject to substantial short-term changes. For updates on the Fund's performance, please contact your financial advisor, call us at 1-800-525-7048 or visit our website, www.oppenheimerfunds.com. OppenheimerFunds, Inc. became the Fund's advisor on 11/22/95. The Fund's sub-advisor is OpCap Advisors, which was the Fund's advisor prior to 11/22/95. The portfolio manager is employed by the Fund's sub-advisor.
1. Includes changes in net asset value per share without deducting any sales charges.
2. Class A return includes the current maximum initial sales charge of 5.75%. Class B return includes the applicable contingent deferred sales charge of 5%. Class C return includes the applicable contingent deferred sales charge of 1%. Class Y shares are available only to certain institutional investors under special agreement with the Distributor. Class A shares are subject to an annual 0.25% asset-based sales charge while Class B and C shares are subject to an annual 0.75% asset-based sales charge. An explanation of the different performance calculations is in the Fund's prospectus.

               2    Oppenheimer Quest Value Fund, Inc.

[photo]
Bridget A. Macaskill
President
Oppenheimer
Quest Value Fund, Inc.


Dear shareholder,
--------------------------------------------------------------------------------

According to popular belief, the last six months have been particularly favorable for the financial markets.

      The truth of the matter is that it's been a long, uphill struggle for the diversified investor. That's because the stock market's dramatic rise reflects the performance of the Dow Jones Industrial Average, which has been fueled by only a small number of large-capitalization growth stocks and technology companies. In the bond market this year, while many corporate and foreign bonds have provided relatively attractive returns, the first quarter of 1999 was the worst quarter in history for U.S. Treasury securities.(1)

      Recently, though, signs of change have been emerging that confirm the importance of a well-diversified portfolio. While investors focusing on large-cap growth and technology stocks may have achieved superior short-term returns, they may have also dramatically increased their exposure to potential risks. If recent economic and market trends persist, previously out-of-favor stocks may continue to rise.

      Specifically, U.S. economic growth has continued to surpass most analysts' expectations and the breadth of the market's positive performance has begun to widen. This has raised concerns that inflationary pressures may re-emerge. In fact, the Federal Reserve Board recently indicated its readiness to raise short-term interest rates as an inflation-fighting measure. Looking outside of the United States, many foreign economies also appear to be on the mend. The impact of these changes, as it applies to your fund, is discussed more fully inside by your portfolio manager.

                                                                  (over, please)

1. Foreign investing entails higher expenses and risks, such as foreign currency fluctuations, economic and political instability, and differences in accounting standards.

               3    Oppenheimer Quest Value Fund, Inc.

You may also have wondered about the impact of the Year 2000 problem on your investments. While we cannot predict the final outcome, we are pleased that many companies and governments appear to be making progress toward avoiding a major disruption. For our part, OppenheimerFunds is in the advanced stages of our Y2K project, and we have successfully participated in industry-wide tests.

      Meanwhile, we intend to maintain the disciplined investment approach that has been helping Oppenheimer funds shareholders for more than 40 years as they pursue their financial goals. Our longstanding experience has taught us that while investment fads come and go, prudent diversification remains key to successful investing. In fact, it is an essential part of what makes OppenheimerFunds The Right Way to Invest.

Sincerely,

/s/ Bridget A. Macaskill

Bridget A. Macaskill
May 21, 1999


               4    Oppenheimer Quest Value Fund, Inc.

[photo]
Portfolio Management
Team (l to r)
David Phillips
Eileen Rominger
(Portfolio Manager)

An interview with your Fund's manager
--------------------------------------------------------------------------------

How did Oppenheimer Quest Value Fund, Inc. perform during the six-month period that ended April 30, 1999?
The Fund's performance over the past six months reflected the very difficult market environment that has existed for value-oriented stocks. While the Fund's holdings generated reasonably good returns, their performance continued to lag that of growth-oriented stocks. The relatively stronger performance of the growth sector has been attributable to the steep decline in long-term interest rates from 1997 through late 1998, and to a weak global economy which prevented all but a handful of unique growth companies from raising prices. The stock market's gains over the past six months were concentrated in a relatively small number of companies, primarily in the telecommunications, pharmaceutical, technology, and Internet-related industries.
      The decline in long-term interest rates has reversed somewhat since last October. Accordingly, there has been a notable improvement in the relative price performance of the value sector and the Fund's holdings in the past month.

               5    Oppenheimer Quest Value Fund, Inc.

Avg Annual Total Returns
For the Periods Ended 3/31/99(1)

Class A

1 year  5 year  10 year
---------------------------
-7.98%  18.23%  14.66%
---------------------------

Class B
                Since
1 year  5 year  Inception
---------------------------
-7.51%  18.82%  16.01%
---------------------------

Class C
                Since
1 year  5 year  Inception
---------------------------
-3.80%  19.01%  16.10%
---------------------------

Class Y
                Since
1 year  5 year  Inception
---------------------------
-1.95%  N/A     16.63%
---------------------------


An interview with your Fund's manager
--------------------------------------------------------------------------------

Given the wide disparity in valuations within the stock market, have you been finding attractive values in companies you want to own?
The spread between the valuation of growth stocks and value stocks has seldom been wider than today. We believe this represents a good opportunity for the value stocks already in the portfolio as well as for the selected few we have been adding.

What was your investment strategy in this market environment?
As always, we seek to invest in strong companies which have achieved competitive advantage within their respective industries. Increasingly, we find that these companies tend to be at the forefront in their use of technology to lower costs, to improve product offerings, and to enhance distribution. For example, one such company used technology aggressively to reduce costs and to become the largest originator of mortgages on the Internet. These companies enjoy many of the benefits of cutting-edge technology, yet the stocks do not sell at the extremely high valuation levels of technology stocks.



1. Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Class A returns include the current maximum initial sales charge of 5.75%. Class A shares were first publicly offered on 4/30/80. The Fund's maximum sales charge for Class A shares was lower prior to 11/24/95, so actual performance may have been higher. Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 1% (since inception on 9/1/93). Class C returns for the one-year result include the contingent deferred sales charge of 1%. Class C shares have an inception date of 9/1/93. Class Y shares were first publicly offered on 12/16/96 and are not available for sale to individual shareholders. Class A shares are subject to an annual 0.25% asset-based sales charge while Class B and C shares are subject to an annual 0.75% asset-based sales charge. An explanation of the different performance calculations is in the Fund's prospectus.


               6    Oppenheimer Quest Value Fund, Inc.

How have you managed the portfolio in this environment?
We carefully monitor both price risk and operating business risk for the portfolio's holdings. We establish and document target prices for each investment, and when stocks reach the target price they become candidates for sale. Target prices are based upon cash flow projections, comparable business values, and historic valuation levels. We seek to own stocks at prices low enough to encompass a margin of safety.
      Operating business risk is analyzed by conducting extensive fundamental analysis on every stock in the portfolio, including frequent company visits.

What stocks contributed most positively to performance?
Rockwell International Corp. and AlliedSignal, Inc. are two of the Fund's top contributors for the period. A common theme for these two multi-industry industrial companies is an intense focus by top management on creating value for shareholders. Both have restructured to achieve this goal.
      Two advertising companies, including WPP Group plc, were also among the contributors. Both companies have acquired a number of smaller competitors, realizing greater operating efficiencies and creating more diversity in their books of business. New client groups, such as Internet-related companies, and new advertising vehicles, such as new cable television channels, have fueled their success.


               7    Oppenheimer Quest Value Fund, Inc.

An interview with your Fund's manager
--------------------------------------------------------------------------------

Let's discuss a stock that was a disappointment.
Insurance company XL Capital Ltd. declined modestly over the past six months. The stock has been weak due to investor impatience with a prolonged insurance industry downturn in pricing, and due to XL's impending purchase of another insurance company, which has caused some arbitrage activity. We think that industry pricing has begun to recover somewhat and that the temporary arbitrage pressures will ease when the acquisition is completed in June.

What is your outlook for the Fund?
We are encouraged about the outlook for our value investment style in 1999. Value-oriented stocks have seldom been as attractively priced relative to growth-oriented stocks as they are today. The economic factors that led to the outperformance of growth stocks last year--sharply declining long rates and the weak global economy--have started to reverse. In the meantime, we have maintained the highly disciplined investment approach that has helped the Fund seek good risk-adjusted returns.


2. Portfolio is subject to change. Percentages are as of April 30, 1999, and are based on total market value of investments.


               8    Oppenheimer Quest Value Fund, Inc.

Asset Allocation(2)

[pie chart]
Stocks              95.7%
Cash Equivalents     4.3


We are confident that our emphasis on high quality businesses and reasonable valuation levels should continue to support attractive long-term returns. In fact, maintaining our discipline amid temporarily unfavorable market conditions is a key component of what makes OppenheimerFunds The Right Way to Invest.



Top 10 Stock Holdings(2)
----------------------------------------------------------
XL Capital Ltd.                                      4.3%
----------------------------------------------------------
Rockwell International Corp.                         3.9
----------------------------------------------------------
Computer Associates International, Inc.              3.4
----------------------------------------------------------
Textron, Inc.                                        3.3
----------------------------------------------------------
AMR Corp.                                            3.2
----------------------------------------------------------
Avery-Dennison Corp.                                 3.2
----------------------------------------------------------
Minnesota Mining & Manufacturing Co.                 3.2
----------------------------------------------------------
AlliedSignal, Inc.                                   3.0
----------------------------------------------------------
Citigroup, Inc.                                      3.0
----------------------------------------------------------
Dover Corp.                                          3.0
----------------------------------------------------------



Top 5 Industries(2)
----------------------------------------------------------
Insurance                                           18.0%
----------------------------------------------------------
Manufacturing                                       17.8
----------------------------------------------------------
Diversified Financial                                8.9
----------------------------------------------------------
Banks                                                5.6
----------------------------------------------------------
Chemicals                                            4.9
----------------------------------------------------------



               9    Oppenheimer Quest Value Fund, Inc.

Financials
----------------------------------------------------------






               10   Oppenheimer Quest Value Fund, Inc.

--------------------------------------------------------------------------------
Statement of Investments  April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------


                                                                      Market Value
                                                          Shares      See Note 1
==================================================================================
Common Stocks--96.5%
----------------------------------------------------------------------------------
Basic Materials--5.4%
----------------------------------------------------------------------------------
Chemicals--4.9%
Du Pont (E.I.) De Nemours & Co.                           580,000     $ 40,962,500
----------------------------------------------------------------------------------
International Flavors & Fragrances, Inc.                  320,000       12,640,000
----------------------------------------------------------------------------------
Monsanto Co.                                              750,000       33,937,500
                                                                      ------------
                                                                        87,540,000

----------------------------------------------------------------------------------
Paper--0.5%
Champion International Corp.                              155,000        8,476,562
----------------------------------------------------------------------------------
Capital Goods--26.1%
----------------------------------------------------------------------------------
Aerospace/Defense--3.0%
General Dynamics Corp.                                    420,000       29,505,000
----------------------------------------------------------------------------------
Raytheon Co., Cl. A                                       143,400        9,921,487
----------------------------------------------------------------------------------
Raytheon Co., Cl. B                                       196,200       13,783,050
                                                                      ------------
                                                                        53,209,537

----------------------------------------------------------------------------------
Electrical Equipment--3.9%
Rockwell International Corp.                            1,345,000       69,435,625
----------------------------------------------------------------------------------
Industrial Services--1.3%
Waste Management, Inc.                                    412,200       23,289,300
----------------------------------------------------------------------------------
Manufacturing--17.9%
AlliedSignal, Inc.                                        920,000       54,050,000
----------------------------------------------------------------------------------
Avery-Dennison Corp.                                      840,000       57,330,000
----------------------------------------------------------------------------------
Caterpillar, Inc.                                         580,000       37,337,500
----------------------------------------------------------------------------------
Dover Corp.                                             1,440,000       53,190,000
----------------------------------------------------------------------------------
Minnesota Mining & Manufacturing Co.                      640,000       56,960,000
----------------------------------------------------------------------------------
Textron, Inc.                                             640,000       58,960,000
                                                                      ------------
                                                                       317,827,500

----------------------------------------------------------------------------------
Communication Services--2.1%
----------------------------------------------------------------------------------
Telecommunications: Long Distance--2.1%
L.M. Ericsson Telephone Co., Cl. B, ADR                   300,000        8,100,000
----------------------------------------------------------------------------------
Sprint Corp. (Fon Group)                                  285,200       29,250,825
                                                                      ------------
                                                                        37,350,825

----------------------------------------------------------------------------------
Consumer Cyclicals--11.1%
----------------------------------------------------------------------------------
Autos & Housing--0.4%
Armstrong World Industries, Inc.                          120,000        6,570,000
----------------------------------------------------------------------------------
Consumer Services--2.1%
Omnicom Group, Inc.                                       511,000       37,047,500
----------------------------------------------------------------------------------
Leisure & Entertainment--1.6%
Carnival Corp.                                            680,000       28,050,000


               11   Oppenheimer Quest Value Fund, Inc.

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------


                                                                      Market Value
                                                          Shares      See Note 1
==================================================================================
Media--4.9%
Donnelley (R.R.) & Sons Co.                               580,000     $ 20,517,500
----------------------------------------------------------------------------------
Hollinger International, Inc.                           1,190,800       16,745,625
----------------------------------------------------------------------------------
WPP Group plc, Sponsored ADR                              566,000       49,666,500
                                                                      ------------
                                                                        86,929,625

----------------------------------------------------------------------------------
Retail: General--2.1%
May Department Stores Co.                                 934,500       37,204,781
----------------------------------------------------------------------------------
Consumer Staples--4.8%
----------------------------------------------------------------------------------
Broadcasting--1.2%
Chancellor Media Corp.(1)                                 392,900       21,560,387
----------------------------------------------------------------------------------
Entertainment--2.0%
McDonald's Corp.                                          860,000       36,442,500
----------------------------------------------------------------------------------
Food--1.2%
Diageo plc, Sponsored ADR                                 471,120       21,730,410
----------------------------------------------------------------------------------
Household Goods--0.4%
Fort James Corp.                                          193,500        7,353,000
----------------------------------------------------------------------------------
Financial--32.8%
----------------------------------------------------------------------------------
Banks--5.6%
BankBoston Corp.                                          986,000       48,314,000
----------------------------------------------------------------------------------
Wells Fargo Co.                                         1,206,660       52,112,629
                                                                      ------------
                                                                       100,426,629

----------------------------------------------------------------------------------
Diversified Financial--9.0%
Citigroup, Inc.                                           710,000       53,427,500
----------------------------------------------------------------------------------
Countrywide Credit Industries, Inc.                       627,500       28,433,594
----------------------------------------------------------------------------------
Freddie Mac                                               752,000       47,188,000
----------------------------------------------------------------------------------
Household International, Inc.                             600,000       30,187,500
                                                                      ------------
                                                                       159,236,594

----------------------------------------------------------------------------------
Insurance--18.2%
ACE Ltd.                                                1,735,100       52,486,775
----------------------------------------------------------------------------------
AFLAC, Inc.                                               688,100       37,329,425
----------------------------------------------------------------------------------
American International Group, Inc.                        132,750       15,589,828
----------------------------------------------------------------------------------
Berkshire Hathaway, Inc., Cl. B(1)                          5,870       14,498,900
----------------------------------------------------------------------------------
Chubb Corp.                                               612,500       36,290,625
----------------------------------------------------------------------------------
Conseco, Inc.                                           1,397,998       44,124,312
----------------------------------------------------------------------------------
Everest Reinsurance Holdings, Inc.                      1,300,000       39,406,250
----------------------------------------------------------------------------------
NAC Re Corp.                                              100,000        5,450,000
----------------------------------------------------------------------------------
XL Capital Ltd.                                         1,280,721       77,723,756
                                                                      ------------
                                                                       322,899,871


               12   Oppenheimer Quest Value Fund, Inc.

                                                                      Market Value
                                                          Shares      See Note 1
==================================================================================
Healthcare--1.4%
----------------------------------------------------------------------------------
Healthcare/Supplies & Services--1.4%
Becton, Dickinson & Co.                                   671,000    $  24,952,812
----------------------------------------------------------------------------------
Technology--8.2%
----------------------------------------------------------------------------------
Computer Hardware--1.5%
Compaq Computer Corp.                                   1,180,000       26,328,750
----------------------------------------------------------------------------------
Computer Software--3.5%
Computer Associates International, Inc.                 1,440,000       61,470,000
----------------------------------------------------------------------------------
Electronics--3.2%
Avnet, Inc.                                               381,000       16,168,688
----------------------------------------------------------------------------------
Motorola, Inc.                                            500,000       40,062,500
                                                                    --------------
                                                                        56,231,188

----------------------------------------------------------------------------------
Transportation--4.6%
----------------------------------------------------------------------------------
Air Transportation--3.2%
AMR Corp.(1)                                              824,000       57,525,500
----------------------------------------------------------------------------------
Railroads & Truckers--1.4%
Canadian Pacific Ltd.                                   1,087,500       24,604,688
                                                                    --------------
Total Common Stocks (Cost $1,275,197,728)                            1,713,693,584

                                                       Face
                                                       Amount
==================================================================================
Short-Term Notes--4.3%(2)
----------------------------------------------------------------------------------
Federal National Mortgage Assn., 4.63%, 5/14/99       $16,125,000       16,098,040
----------------------------------------------------------------------------------
Ford Motor Credit Co., 4.78%, 5/26/99                  20,000,000       19,933,611
----------------------------------------------------------------------------------
General Electric Capital Corp., 4.78%, 5/4/99           7,594,000        7,590,975
----------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 4.95%, 5/3/99               32,700,000       32,691,008
                                                                    --------------
Total Short-Term Notes (Cost $76,313,634)                               76,313,634

----------------------------------------------------------------------------------
Total Investments, at Value (Cost $1,351,511,362)           100.8%   1,790,007,218
----------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                        (0.8)     (13,954,135)
                                                       ----------   --------------
Net Assets                                                  100.0%  $1,776,053,083
                                                       ==========   ==============

1. Non-income producing security.
2. Short-term notes are generally traded on a discount basis; the interest rate is the discount rate received by the Fund at the time of purchase.

See accompanying Notes to Financial Statements.



               13   Oppenheimer Quest Value Fund, Inc.

--------------------------------------------------------------------------------
Statement of Assets and Liabilities  April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------


==================================================================================
Assets
Investments, at value (cost $1,351,511,362)--
see accompanying statement                                          $1,790,007,218
----------------------------------------------------------------------------------
Cash                                                                       104,881
----------------------------------------------------------------------------------
Receivables and other assets:
Shares of capital stock sold                                             3,503,062
Interest and dividends                                                   1,704,759
Investments sold                                                            58,041
Other                                                                       15,033
                                                                    --------------
Total assets                                                         1,795,392,994

==================================================================================
Liabilities
Payables and other liabilities:
Investments purchased                                                   14,698,755
Shares of capital stock redeemed                                         3,832,280
Distribution and service plan fees                                         348,611
Transfer and shareholder servicing agent fees                              197,453
Directors' compensation--Note 1                                             94,684
Custodian fees                                                               5,947
Other                                                                      162,181
                                                                    --------------
Total liabilities                                                       19,339,911

==================================================================================
Net Assets                                                          $1,776,053,083
                                                                    ==============

==================================================================================
Composition of Net Assets
Par value of shares of capital stock                                $   77,653,800
----------------------------------------------------------------------------------
Additional paid-in capital                                           1,209,604,995
----------------------------------------------------------------------------------
Undistributed net investment income                                        664,600
----------------------------------------------------------------------------------
Accumulated net realized gain on investment transactions                49,633,832
----------------------------------------------------------------------------------
Net unrealized appreciation on investments--Note 3                     438,495,856
                                                                    --------------
Net assets                                                          $1,776,053,083
                                                                    ==============

               14   Oppenheimer Quest Value Fund, Inc.

==================================================================================
Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets
of $1,039,677,429 and 45,130,152 shares of capital stock outstanding)       $23.04
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                                 $24.45

----------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $573,483,044 and 25,336,366 shares of capital stock
outstanding)                                                                $22.63

----------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $150,095,516 and 6,631,567 shares of capital stock
outstanding)                                                                $22.63

----------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share
(based on net assets of $12,797,094 and 555,715 shares of capital
stock outstanding)                                                          $23.03


See accompanying Notes to Financial Statements.


               15   Oppenheimer Quest Value Fund, Inc.

--------------------------------------------------------------------------------
Statement of Operations  For the Six Months Ended April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------


==================================================================================
Investment Income
Dividends (net of foreign withholding taxes of $88,627)               $  9,566,661
----------------------------------------------------------------------------------
Interest                                                                 6,436,442
                                                                      ------------
Total income                                                            16,003,103

==================================================================================
Expenses
Management fees--Note 4                                                  7,482,307
----------------------------------------------------------------------------------
Distribution and service plan fees--Note 4:
Class A                                                                  2,456,398
Class B                                                                  2,651,467
Class C                                                                    716,506
----------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees--Note 4:
Class A                                                                    735,952
Class B                                                                    404,973
Class C                                                                    107,904
Class Y                                                                      8,360
----------------------------------------------------------------------------------
Shareholder reports                                                        310,750
----------------------------------------------------------------------------------
Directors' compensation--Note 1                                             95,184
----------------------------------------------------------------------------------
Registration and filing fees:
Class A                                                                     35,401
Class B                                                                     26,216
Class C                                                                      5,241
Class Y                                                                        950
----------------------------------------------------------------------------------
Custodian fees and expenses                                                 25,369
----------------------------------------------------------------------------------
Legal, auditing and other professional fees                                 23,611
----------------------------------------------------------------------------------
Other                                                                      218,491
                                                                      ------------
Total expenses                                                          15,305,080
Less expenses paid indirectly--Note 4                                       (1,597)
                                                                      ------------
Net expenses                                                            15,303,483

==================================================================================
Net Investment Income                                                      699,620

==================================================================================
Realized and Unrealized Gain
Net realized gain on investments                                        49,651,724
----------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation on investments   143,108,334
                                                                      ------------
Net realized and unrealized gain                                       192,760,058

==================================================================================
Net Increase in Net Assets Resulting from Operations                  $193,459,678
                                                                      ============

See accompanying Notes to Financial Statements.


               16   Oppenheimer Quest Value Fund, Inc.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------


                                                      Six Months Ended
                                                      April 30, 1999  Year Ended
                                                      (Unaudited)     October 31, 1998
====================================================================================
Operations
Net investment income                                 $      699,620  $    8,974,122
------------------------------------------------------------------------------------
Net realized gain                                         49,651,724      65,256,883
------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation    143,108,334      25,203,846
                                                      --------------  --------------
Net increase in net assets resulting from operations     193,459,678      99,434,851

====================================================================================
Dividends and Distributions to Shareholders
Dividends from net investment income:
Class A                                                   (6,772,742)     (3,823,240)
Class B                                                   (1,685,124)       (722,471)
Class C                                                     (435,637)       (193,326)
Class Y                                                     (117,165)        (30,052)
------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                  (38,188,457)    (30,482,358)
Class B                                                  (20,944,460)    (13,497,474)
Class C                                                   (5,713,902)     (3,754,824)
Class Y                                                     (407,083)       (142,429)

====================================================================================
Capital Stock Transactions
Net increase (decrease) in net assets
resulting from capital stock
transactions--Note 2:
Class A                                                   (6,356,569)    244,992,480
Class B                                                   21,816,744     203,694,646
Class C                                                     (559,072)     55,117,897
Class Y                                                    1,919,972       6,679,862

====================================================================================
Net Assets
Total increase                                           136,016,183     557,273,562
------------------------------------------------------------------------------------
Beginning of period                                    1,640,036,900   1,082,763,338
                                                      --------------  --------------
End of period (including undistributed net investment
income of $664,600 and $8,975,648, respectively)      $1,776,053,083  $1,640,036,900
                                                      ==============  ==============

See accompanying Notes to Financial Statements.


               17   Oppenheimer Quest Value Fund, Inc.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------


                                   Class A
                                   ----------------------------------------------------
                                   Six Months
                                   Ended
                                   April 30, 1999   Year Ended October 31,
                                   (Unaudited)      1998           1997         1996(2)
=======================================================================================
Per Share Operating Data
Net asset value, beginning of
period                                   $21.46      $20.49        $17.30      $14.51
---------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)               (.03)        .15           .11         .08
Net realized and unrealized gain           2.60        1.80          4.07        3.79
                                         ------      ------        ------      ------
Total income from investment
operations                                 2.57        1.95          4.18        3.87

---------------------------------------------------------------------------------------
Dividends and distributions to
shareholders:
Dividends from net investment income       (.15)       (.11)         (.07)       (.10)
Distributions from net realized gain       (.84)       (.87)         (.92)       (.98)
                                         ------      ------        ------      ------
Total dividends and distributions
to shareholders                            (.99)       (.98)         (.99)      (1.08)
---------------------------------------------------------------------------------------
Net asset value, end of period           $23.04      $21.46        $20.49      $17.30
                                         ======      ======        ======      ======

=======================================================================================
Total Return, at Net Asset Value(4)       12.34%       9.87%        25.41%      28.39%

=======================================================================================
Ratios/Supplemental Data
Net assets, end of period
(in thousands)                       $1,039,677    $976,655      $699,230    $412,246
---------------------------------------------------------------------------------------
Average net assets (in thousands)    $  991,056    $853,061      $560,582    $338,429
---------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                      0.28%(5)    0.83%         0.74%       0.58%
Expenses(6)                                1.63%(5)    1.59%         1.60%       1.71%
---------------------------------------------------------------------------------------
Portfolio turnover rate(7)                   26%         21%           20%         36%


1. For the period from December 16, 1996 (inception of offering) to October 31, 1997.
2. On November 22, 1995, OppenheimerFunds, Inc. became the investment advisor to the Fund.
3. Based on average shares outstanding for the period.
4. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.


               18   Oppenheimer Quest Value Fund, Inc.

                     Class B
----------------     ------------------------------------------------------------------
                     Six Months
                     Ended
                     April 30, 1999 Year Ended October 31,
1995      1994       (Unaudited)    1998       1997        1996(2)    1995      1994
=======================================================================================


  $12.59    $12.51     $21.08         $20.17     $17.08      $14.37    $12.53    $12.51
---------------------------------------------------------------------------------------

     .12(3)    .09(3)    (.02)           .07        .05         .05       .05(3)    .02(3)
    2.71       .50       2.48           1.76       3.97        3.71      2.69       .50
  ------    ------     ------         ------     ------      ------    ------    ------

    2.83       .59       2.46           1.83       4.02        3.76      2.74       .52

---------------------------------------------------------------------------------------


    (.08)     (.04)      (.07)          (.05)      (.01)       (.07)     (.07)     (.03)
    (.83)     (.47)      (.84)          (.87)      (.92)       (.98)     (.83)     (.47)
  ------    ------     ------         ------     ------      ------    ------    ------

    (.91)     (.51)      (.91)          (.92)      (.93)      (1.05)     (.90)     (.50)
---------------------------------------------------------------------------------------
  $14.51    $12.59     $22.63         $21.08     $20.17      $17.08    $14.37    $12.53
  ======    ======     ======         ======     ======      ======    ======    ======

=======================================================================================
   24.74%     5.01%     12.00%          9.38%     24.71%      27.76%    24.08%     4.43%

=======================================================================================


$282,615  $238,085   $573,483       $512,885   $298,348    $111,130   $38,557   $14,373
---------------------------------------------------------------------------------------
$257,240  $237,923   $535,027       $417,011   $200,752    $ 68,175   $25,393   $ 8,341
---------------------------------------------------------------------------------------

    0.90%     0.72%     (0.22)%(5)      0.33%      0.25%       0.06%     0.36%     0.14%
    1.68%     1.71%      2.14%(5)       2.09%      2.10%       2.26%     2.21%     2.24%
---------------------------------------------------------------------------------------
      36%       49%        26%            21%        20%         36%       36%       49%

5. Annualized.
6. The expense ratio reflects the effect of expenses paid indirectly by the Fund.
7. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended April 30, 1999, were $602,042,633 and $382,614,692, respectively.


               19   Oppenheimer Quest Value Fund, Inc.

--------------------------------------------------------------------------------
Financial Highlights  (Continued)
--------------------------------------------------------------------------------


                                                Class C
                                                --------------------------------------
                                                Six Months
                                                Ended
                                                April 30, 1999 Year Ended October 31,
                                                (Unaudited)    1998           1997
======================================================================================
Per Share Operating Data
Net asset value, beginning of period              $21.07         $20.17        $17.07
--------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                        (.03)           .07           .05
Net realized and unrealized gain                    2.49           1.75          3.98
                                                  ------         ------        ------
Total income from investment operations             2.46           1.82          4.03

--------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                (.06)          (.05)         (.01)
Distributions from net realized gain                (.84)          (.87)         (.92)
                                                  ------         ------        ------
Total dividends and distributions to shareholders   (.90)          (.92)         (.93)
--------------------------------------------------------------------------------------
Net asset value, end of period                    $22.63         $21.07        $20.17
                                                  ======         ======        ======

======================================================================================
Total Return, at Net Asset Value(4)                12.03%          9.32%        24.79%

======================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)        $150,096       $140,461       $82,098
--------------------------------------------------------------------------------------
Average net assets (in thousands)               $144,543       $116,160       $55,969
--------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                              (0.22)%(5)      0.33%         0.25%
Expenses(6)                                         2.13%(5)       2.10%         2.10%
--------------------------------------------------------------------------------------
Portfolio turnover rate(7)                            26%            21%           20%


1. For the period from December 16, 1996 (inception of offering) to October 31, 1997.
2. On November 22, 1995, OppenheimerFunds, Inc. became the investment advisor to the Fund.
3. Based on average shares outstanding for the period.
4. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.


               20   Oppenheimer Quest Value Fund, Inc.

                                           Class Y
------------------------------------       --------------------------------------
                                           Six Months
                                           Ended
                                           April 30, 1999    Year Ended October 31,
1996(2)        1995           1994         (Unaudited)       1998         1997(1)
=================================================================================

 $14.35         $12.52        $12.50        $21.54            $20.55      $16.50
---------------------------------------------------------------------------------

    .04            .04(3)        .01(3)        .14               .21         .10
   3.71           2.70           .51          2.43              1.83        3.95
 ------         ------        ------        ------            ------      ------
   3.75           2.74           .52          2.57              2.04        4.05

---------------------------------------------------------------------------------


   (.05)          (.08)         (.03)         (.24)             (.18)         --
   (.98)          (.83)         (.47)         (.84)             (.87)         --
 ------         ------        ------        ------            ------      ------
  (1.03)          (.91)         (.50)        (1.08)            (1.05)
---------------------------------------------------------------------------------
 $17.07         $14.35        $12.52        $23.03            $21.54      $20.55
 ======         ======        ======        ======            ======      ======

=================================================================================
  27.73%         24.10%         4.45%        12.35%            10.36%      24.55%

=================================================================================

$29,256        $10,140        $3,581       $12,797           $10,036      $3,086
---------------------------------------------------------------------------------
$18,099        $ 6,711        $1,725       $11,147           $ 5,673      $1,372
---------------------------------------------------------------------------------

   0.06%          0.31%         0.09%         0.77%(5)          1.30%       1.20%(5)
   2.20%          2.26%         2.28%         1.15%(5)          1.14%       1.19%(5)
---------------------------------------------------------------------------------
     36%            36%           49%           26%               21%         20%


5. Annualized.
6. The expense ratio reflects the effect of expenses paid indirectly by the Fund.
7. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended April 30, 1999, were $602,042,633 and $382,614,692, respectively.

See accompanying Notes to Financial Statements.

               21   Oppenheimer Quest Value Fund, Inc.

--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies
Oppenheimer Quest Value Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Manager has entered into a sub-advisory agreement with OpCap Advisors. The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold with a front-end sales charge. Class B and Class C shares may be subject to a contingent deferred sales charge. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B and C have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
Investment Valuation. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Directors. Such securities which cannot be valued by an approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Directors to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount.

--------------------------------------------------------------------------------
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.


               22   Oppenheimer Quest Value Fund, Inc.

================================================================================
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

--------------------------------------------------------------------------------
Directors' Compensation. The Fund has adopted a nonfunded retirement plan for the Fund's independent directors. Benefits are based on years of service and fees paid to each director during the years of service. During the six months ended April 30, 1999, a provision of $69,879 was made for the Fund's projected benefit obligations, resulting in an accumulated liability of $94,564 as of April 30, 1999.

--------------------------------------------------------------------------------
Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
Classification of Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of the distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

--------------------------------------------------------------------------------
Other. Investment transactions are accounted for on the date the investments are purchased or sold (trade date) and dividend income is recorded on the ex-dividend date. Interest income is accrued on a daily basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.
               The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


               23   Oppenheimer Quest Value Fund, Inc.

--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited) (Continued)
--------------------------------------------------------------------------------

================================================================================
2. Capital Stock
The Fund has authorized 100 million shares of $1.00 par value capital stock in the aggregate to be apportioned among each class of shares. Transactions in shares of capital stock were as follows:

                                           Six Months Ended April 30, 1999    Year Ended October 31, 1998
                                           -------------------------------    -----------------------------
                                           Shares          Amount             Shares          Amount
-----------------------------------------------------------------------------------------------------------
Class A:
Sold                                         7,838,671     $ 167,206,447      16,583,852      $ 357,559,555
Dividends and
distributions reinvested                     2,024,546        43,001,363       1,630,228         32,669,682
Issued in conjunction with the
acquisition of Oppenheimer Quest
Officers Value Fund--Note 6                         --                --         314,171          7,009,162
Redeemed                                   (10,241,602)     (216,564,379)     (7,150,327)      (152,245,919)
                                           -----------     -------------      ----------      -------------
Net increase (decrease)                       (378,385)    $  (6,356,569)     11,377,924      $ 244,992,480
                                           ===========     =============      ==========      =============

-----------------------------------------------------------------------------------------------------------
Class B:
Sold                                         4,045,918     $  84,953,852      11,429,512      $ 243,714,221
Dividends and
distributions reinvested                     1,023,777        21,407,161         679,452         13,432,763
Redeemed                                    (4,068,881)      (84,544,269)     (2,562,176)       (53,452,338)
                                           -----------     -------------      ----------      -------------
Net increase                                 1,000,814     $  21,816,744       9,546,788      $ 203,694,646
                                           ===========     =============      ==========      =============

-----------------------------------------------------------------------------------------------------------
Class C:
Sold                                         1,227,156     $  25,781,558       3,514,464      $  74,782,338
Dividends and
distributions reinvested                       282,087         5,898,443         192,925          3,812,187
Redeemed                                    (1,543,970)      (32,239,073)     (1,111,708)       (23,476,628)
                                           -----------     -------------      ----------      -------------
Net increase (decrease)                        (34,727)    $    (559,072)      2,595,681      $  55,117,897
                                           ===========     =============      ==========      =============

-----------------------------------------------------------------------------------------------------------
Class Y:
Sold                                           180,328     $   3,848,661         401,966      $   8,582,342
Dividends and
distributions reinvested                        24,694           524,249           8,611            172,481
Redeemed                                      (115,270)       (2,452,938)        (94,838)        (2,074,961)
                                           -----------     -------------      ----------      -------------
Net increase                                    89,752     $   1,919,972         315,739      $   6,679,862
                                           ===========     =============      ==========      =============


               24  Oppenheimer Quest Value Fund, Inc.

================================================================================
3. Unrealized Gains and Losses on Investments
As of April 30, 1999, net unrealized appreciation on investments of $438,495,856 was composed of gross appreciation of $485,882,621, and gross depreciation of $47,386,765.

================================================================================
4. Management Fees and Other Transactions with Affiliates
Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 1.00% of the first $400 million of average annual net assets of the Fund, 0.90% of the next $400 million, 0.85% of the next $3.2 billion, 0.80% of the next $4 billion, and 0.75% of average annual net assets in excess of $8 billion. The Fund's management fee for the six months ended April 30, 1999, was 0.90% of the average annual net assets for each class of shares.
               The Manager pays OpCap Advisors (the Sub-Advisor) based on the fee schedule set forth in the Prospectus. For the six months ended April 30, 1999, the Manager paid $2,419,444 to the Sub-Advisor.
               For the six months ended April 30, 1999, commissions (sales charges paid by investors) on sales of Class A shares totaled $1,415,127, of which $392,249 was retained by OppenheimerFunds Distributor, Inc. (OFDI), a subsidiary of the Manager, as general distributor, and by an affiliated broker/dealer. Sales charges advanced to broker/dealers by OFDI on sales of the Fund's Class A, Class B and Class C shares totaled $230,510, $2,276,448 and $198,019, respectively. Amounts paid to an affiliated broker/dealer for Class B and Class C shares were $182,672 and $4,701, respectively. During the six months ended April 30, 1999, OFDI received contingent deferred sales charges of $6,465, $815,113 and $34,345, respectively, upon redemption of Class A, Class B and Class C shares as reimbursement for sales commissions advanced by OFDI at the time of sale of such shares.
               OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund and other Oppenheimer funds. The Fund pays OFS an annual maintenance fee of $18.00 for each Fund shareholder account and reimburses OFS for its out-of-pocket expenses. During the six months ended April 30, 1999, the Fund paid OFS $1,444,112.
               Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.


               25  Oppenheimer Quest Value Fund, Inc.

--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited) (Continued)
--------------------------------------------------------------------------------

================================================================================
4. Management Fees and Other Transactions with Affiliates (continued)
The Fund has adopted a Distribution and Service Plan for Class A shares to compensate OFDI for a portion of its costs incurred in connection with the personal service and maintenance of shareholder accounts that hold Class A shares. Under the Plan, the Fund pays an annual asset-based sales charge to OFDI of 0.25% per year on Class A shares. The Fund also pays a service fee to OFDI of 0.25% per year. Each fee is computed on the average annual net assets of Class A shares of the Fund, determined as of the close of each regular business day. OFDI uses all of the service fee and a portion of the asset-based sales charge to compensate brokers, dealers, banks and other financial institutions quarterly for providing personal service and maintenance of shareholder accounts of their customers that hold Class A shares. OFDI retains the balance of the asset-based sales charge to compensate itself for its other expenditures under the Plan. During the six months ended April 30, 1999, OFDI paid $66,774 to an affiliated broker/dealer as compensation for Class A personal service and maintenance expenses and retained $925,564 as compensation for Class A sales commissions and service fee advances, as well as financing costs.
               The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate OFDI for its costs in distributing Class B and Class C shares and servicing accounts. Under the Plans, the Fund pays OFDI an annual asset-based sales charge of 0.75% per year on Class B and Class C shares for its services rendered in distributing Class B and Class C shares. OFDI also receives a service fee of 0.25% per year to compensate dealers for providing personal services for accounts that hold Class B and Class C shares. Each fee is computed on the average annual net assets of Class B or Class C shares, determined as of the close of each regular business day. During the six months ended April 30, 1999, OFDI paid $15,062 and $5,762, respectively, to an affiliated broker/dealer as compensation for Class B and Class C personal service and maintenance expenses and retained $2,220,638 and $391,084, respectively, as compensation for Class B and Class C sales commissions and service fee advances, as well as financing costs. If either Plan is terminated by the Fund, the Board of Directors may allow the Fund to continue payments of the asset-based sales charge to OFDI for distributing shares before the Plan was terminated. As of April 30, 1999, OFDI had incurred excess distribution and servicing costs of $12,560,752 for Class B and $1,391,637 for Class C.


               26  Oppenheimer Quest Value Fund, Inc.

================================================================================
5. Bank Borrowings
The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.35%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.0575% per annum.
               The Fund had no borrowings outstanding during the six months ended April 30, 1999.

================================================================================
6. Acquisition of Oppenheimer Quest Officers Value Fund
On June 12, 1998, Oppenheimer Quest Value Fund, Inc. acquired all the net assets of Oppenheimer Quest Officers Value Fund, pursuant to an agreement and plan of reorganization approved by the Oppenheimer Quest Officers Value Fund shareholders on February 18, 1998. The Fund issued (at an exchange ratio of 0.643267 shares of the Fund to one share of Oppenheimer Officers Value Fund) 314,171 shares of capital stock valued at $7,009,162 in exchange for the net assets of Oppenheimer Quest Officers Value Fund, resulting in combined net assets of $1,516,410,126 on June 12, 1998. The net assets acquired included net unrealized appreciation of $1,143,229. The exchange qualified as a tax-free reorganization for federal income tax purposes.


               27   Oppenheimer Quest Value Fund, Inc.

--------------------------------------------------------------------------------
Oppenheimer Quest Value Fund, Inc.
--------------------------------------------------------------------------------


=================================================================================
Officers and Directors   Bridget A. Macaskill, Chairman of the Board of Directors
                              and President
                         Paul Y. Clinton, Director
                         Thomas W. Courtney, Director
                         Robert G. Galli, Director
                         Lacy B. Herrmann, Director
                         George Loft, Director
                         Robert C. Doll, Jr., Vice President
                         Brian W. Wixted, Treasurer
                         Robert J. Bishop, Assistant Treasurer
                         Scott T. Farrar, Assistant Treasurer
                         Andrew J. Donohue, Secretary
                         Robert G. Zack, Assistant Secretary

=================================================================================
Investment Advisor       OppenheimerFunds, Inc.

=================================================================================
Sub-Advisor              OpCap Advisors

=================================================================================
Distributor              OppenheimerFunds Distributor, Inc.

=================================================================================
Transfer and Shareholder OppenheimerFunds Services
Servicing Agent

=================================================================================
Custodian of             Citibank, N.A.
Portfolio Securities

=================================================================================
Independent Accountants  PricewaterhouseCoopers LLP

=================================================================================
Legal Counsel            Gordon Altman Butowsky Weitzen Shalov & Wein

                         The financial statements included herein have been taken from the records of the Fund without examination of the independent accountants.
                         This is a copy of a report to shareholders of Oppenheimer Quest Value Fund, Inc. This report must be preceded or accompanied by a Prospectus of Oppenheimer
                         Quest Value Fund, Inc. For material information concerning the Fund, see the Prospectus.
                         Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.


               28   Oppenheimer Quest Value Fund, Inc.

--------------------------------------------------------------------------------
OppenheimerFunds Family
--------------------------------------------------------------------------------

==========================================================================================
Real Asset Funds
------------------------------------------------------------------------------------------
Real Asset Fund               Gold & Special Minerals Fund

==========================================================================================
Global Stock Funds
------------------------------------------------------------------------------------------
Developing Markets Fund       International Growth Fund       Global Growth & Income Fund
International Small           Global Fund                     Europe Fund
 Company Fund                 Quest Global Value Fund

==========================================================================================
Stock Funds
------------------------------------------------------------------------------------------
Enterprise Fund               MidCap Fund                     Growth Fund
Discovery Fund                Capital Appreciation Fund       Large Cap Growth Fund
Quest Small Cap Value Fund    Quest Capital Value Fund        Disciplined Value Fund
                                                              Quest Value Fund

==========================================================================================
Stock & Bond Funds
------------------------------------------------------------------------------------------
Main Street Growth &          Total Return Fund               Multiple Strategies Fund
 Income Fund(1)               Quest Balanced                  Disciplined Allocation Fund
Quest Opportunity              Value Fund                     Convertible Securities Fund
 Value Fund                   Capital Income Fund(2)

==========================================================================================
Taxable Bond Funds
------------------------------------------------------------------------------------------
International Bond Fund       Champion Income Fund            U.S. Government Trust
World Bond Fund               Strategic Income Fund           Limited-Term Government Fund
High Yield Fund               Bond Fund

==========================================================================================
Municipal Bond Funds
------------------------------------------------------------------------------------------
California Municipal Fund(3)  Pennsylvania Municipal Fund(3)  Rochester Division:
Florida Municipal Fund(3)     Municipal Bond Fund             Rochester Fund Municipals
New Jersey Municipal Fund(3)  Insured Municipal Fund          Limited Term New York
New York Municipal Fund(3)    Intermediate Municipal Fund      Municipal Fund

==========================================================================================
Money Market Funds(4)
------------------------------------------------------------------------------------------
Money Market Fund             Cash Reserves

1. On 12/22/98, the Fund's name was changed from "Oppenheimer Main Street Income & Growth Fund."
2. On 4/1/99, the Fund's name was changed from "Oppenheimer Equity Income Fund."
3. Available only to investors in certain states.
4. An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds may seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.
Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc., Two World Trade Center, New York, NY 10048-0203.
(C) Copyright 1999 OppenheimerFunds, Inc. All rights reserved.


               29   Oppenheimer Quest Value Fund, Inc.

                        This page purposely left blank.

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As an Oppenheimer fund shareholder, you can benefit from special services designed to make investing simple. Whether it's automatic investment plans, timely market updates, or immediate account access, you can count on us whenever you need assistance. So call us today, or visit our website--we're here to help.

Internet
24-hr access to account information and transactions www.oppenheimerfunds.com

General Information
Mon-Fri 8:30am-9pm ET, Sat 10am-4pm ET
1-800-525-7048

Telephone Transactions
Mon-Fri 8:30am-9pm ET, Sat 10am-4pm ET
1-800-852-8457

PhoneLink
24-hr automated information and automated transactions
1-800-533-3310

Telecommunication Device for the Deaf (TDD)
Mon-Fri 8:30am-6pm ET
1-800-843-4461

OppenheimerFunds Information Hotline
24 hours a day, timely and insightful messages on the economy and issues that affect your investments
1-800-835-3104

Transfer and Shareholder Servicing Agent
OppenheimerFunds Services,
P.O. Box 5270, Denver, CO 80217-5270


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                               OppenheimerFunds(R)
                                Distributor, Inc.

RS0225.001.0499     June 29, 1999